Cover	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	iQSTEL Inc.
Entity Central Index Key	0001527702
Entity Tax Identification Number	45-2808620
Entity Incorporation, State or Country Code	NV	NV
Entity Address, Address Line One	300 Aragon Avenue
Entity Address, Address Line Two	Suite 375
Entity Address, City or Town	Coral Gables, FL 33134
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	954
Local Phone Number	951-8191
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false